Lease financing (Tables)	6 Months Ended
Jun. 30, 2022
Lease Financing
Lease financing - Capital lease obligations, Principal payments (Table)

Twelve month periods ending	Amount
June 30, 2023	$29,805
June 30, 2024	22,998
June 30, 2025	22,997
June 30, 2026	30,214
June 30, 2027	37,765
June 30, 2028 and thereafter	135,764
Total bareboat lease minimum payments	$279,543
Unamortized lease issuance costs	(3,558)
Total bareboat lease minimum payments, net	$275,985
Lease financing short term	29,805
Lease financing long term, net of unamortized lease issuance costs	246,180